Equity Accounted Investments - Income statement (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Revenues		$ 1,151,260	$ 1,182,110	$ 1,252,938
Depreciation and amortization		(313,120)	(316,317)	(358,474)
Interest expense		(206,176)	(192,723)	(205,667)
Interest income		91	2,770	5,111
Income tax (expense) benefit		(9,609)	(5,739)	(7,827)
Net income (loss)		(136,450)	(346,163)	(159,067)
Joint ventures
Disclosure of joint ventures [line items]
Revenues		263,550	263,904	265,447
Depreciation and amortization		(63,208)	(64,827)	(63,653)
Interest expense		(16,829)	(28,866)	(41,736)
Interest income		1,418	253	203
Income tax (expense) benefit		(968)	(634)	(496)
Net income (loss)		$ 50,124	$ 71,842	$ 67,536
Ownership interest		50.00%	50.00%	50.00%
Equity-accounted income (loss)		$ 25,062	$ 35,921	$ 33,768
Dividends received by the Partnership		33,428	29,742	17,655
Libra Joint Venture
Disclosure of joint ventures [line items]
Revenues		180,796	181,734	181,172
Depreciation and amortization		(44,099)	(48,408)	(47,282)
Interest expense		(15,234)	(20,493)	(34,798)
Interest income		199	83	203
Income tax (expense) benefit		(612)	(100)	(166)
Net income (loss)		$ 90,046	$ 43,882	$ 34,686
Ownership interest	50.00%	50.00%	50.00%	50.00%
Equity-accounted income (loss)		$ 45,023	$ 21,941	$ 17,343
Dividends received by the Partnership		29,055	27,492	15,405
Itajai Joint Venture
Disclosure of joint ventures [line items]
Revenues		82,754	82,170	84,275
Depreciation and amortization		(19,109)	(16,419)	(16,371)
Interest expense		(1,595)	(8,373)	(6,938)
Interest income		1,219	170	0
Income tax (expense) benefit		(356)	(534)	(330)
Net income (loss)		$ (39,922)	$ 27,960	$ 32,850
Ownership interest		50.00%	50.00%	50.00%
Equity-accounted income (loss)		$ (19,961)	$ 13,980	$ 16,425
Dividends received by the Partnership		$ 4,373	$ 2,250	$ 2,250